Revenue Recognition - Summary of Noninterest Income Segregated By Revenue Streams In-scope and Out-of-scope of Topic 606 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noninterest income
Service charges	$ 6,395	$ 5,208	$ 4,777
ATM/Interchange fees	4,056	2,794	2,304
Wealth management fees	3,670	3,669	3,068
Tax refund processing fees	2,750	2,750	2,750
Other	911	892	738
Noninterest Income (in-scope of Topic 606)	17,782	15,313	13,637
Noninterest Income (out-of-scope of Topic 606)	4,661	2,818	2,697
Total noninterest income	$ 22,443	$ 18,131	$ 16,334